Financing Receivables, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivables, net
Balance at beginning of year	$ 2,239,151	$ 0
Change of allowance for credit losses	92,036	2,245,159	$ 0
Translation adjustments	(62,475)	(6,008)
Balance at end of year	$ 2,268,712	$ 2,239,151